UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-5382
                                                    ---------------

                            CIM High Yield Securities
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              400 W. Market Street
                                   Suite 3300
                              Louisville, KY 40202
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Cindy Hayes
                       INVESCO Institutional, (N.A.) Inc.
                              400 W. Market Street
                                   Suite 3300
                              Louisville, KY 40202
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-561-3210
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED]

INVESCCO

               CIM HIGH YIELD SECURITIES - 2003 SEMI-ANNUAL REPORT

    We are pleased to provide this annual report for CIM High Yield Securities (the "Fund") as of June 30, 2003. The following pages contain a listing of the Fund's holdings as well as the financial statements for the six months ended June 30, 2003.


MARKET REVIEW

    The high yield market showed continued strength in the first half of 2003. With total returns of 17.88%* year to date, high yield remains one of the best performing asset classes. Credit fundamentals continue to show improvement, reflected in a decline in Moody's speculative grade default rates from 8.46% in December 2002 to 6.03% in June 2003. In addition, positive technical momentum was sustained with positive inflows to high yield mutual funds totaling approximately $20 billion year to date. Against this backdrop of strong demand, the new issue calendar was large but well received with approximately $50 billion in new issues priced. Despite these stronger market technicals, corporate credit fundamentals remain under pressure due to continued economic weakness and ongoing geopolitical risk. Indeed, while default statistics have shown improvement, the ratings environment remains severe as downgrades continue to outpace upgrades by a significant margin.

    Given this market backdrop, the CIM High Yield Fund experienced significant price appreciation in many of its holdings -- particularly in the cable, utility and telecommunications sectors. For the year, the Fund's return at net asset value was 23.63%, outpacing the Merrill Lynch U.S. High Yield Master IIIndex and just behind its peer group (Lipper High Current Yield Leverage funds) average return of 25.42%. On a market value basis, the Fund experienced a return of 33.36%. As a result of the improved market conditions, the dividend was increased to $0.0375 in June of this year.


OUTLOOK

    While the recent high yield performance has been impressive, we remain cautious on the market given lingering uncertainty with respect to the global economy and corporate profitability. While high yield companies will certainly benefit from a more sustained economic turnaround, performance is likely to remain volatile and bifurcated among individual industries and issuers. Consequently, a selective approach to credit risk is still warranted despite recent market improvements and we will look for opportunities to take profits in names that have outperformed.


                                              INVESCO Institutional (N.A.), Inc.


* Note: market return from Merrill Lynch U.S. High Yield Master II Index

Market value return is based on market price and assumes investment at market price at the beginning of the period referenced, reinvestment of all distributions for the period, and sale of all shares at the closing common stock price at the end of the period referenced.

                             INVESCO PRIVACY NOTICE

At INVESCO 1, we recognize that you have entrusted with us your personal and financial data and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us and we have established a policy to maintain the privacy of the information you share with us.


PERSONAL INFORMATION WE COLLECT

In the normal course of serving clients, we collect personal information about you, which may include:

          o Information we receive from you (such as your name and address) from your account application, investment management agreement or other documents you may deliver to us.

          o Information about your investment transactions with us.


PERSONAL INFORMATION WE MAY DISCLOSE

We do not sell any information to any third parties. However, we occasionally disclose nonpublic personal information about you to affiliates and non-affiliates only as permitted by law or regulation. Specifically, we may disclose nonpublic personal information including:

          o Information to service providers in order to process your account transactions.

          o Your name and address to companies that assist us with mailing statements to you.

          o Information in connection with legal proceedings, such as responding to a subpoena.

The organizations that receive client information act on our behalf and use the information only to provide the services that we have asked them to perform for you and us. As emphasized above, we do not provide client or former client information including names, addresses, or client lists to outside companies except in furtherance of our business relationship with you, or as otherwise permitted by law.

Access to nonpublic personal information is restricted to employees who need to access that information to provide products or services to clients. To guard our clients' nonpublic personal information, physical, electronic, and procedural safeguards are in place that comply with federal standards. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media.

We consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former clients.


1 This Privacy Notice applies to members of INVESCO  Institutional  (N.A.), Inc.
  of AMVESCAP PLC's family of investment adviser subsidiaries: INVESCO Institutional (N.A.), Inc., INVESCO Private Capital, Inc., INVESCO Senior Secured Management, Inc., and INVESCO Global Asset Management (N.A.), Inc.

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                                      VALUE
   AMOUNT                                                                                       (NOTE 1)
 ----------                                                                                   -----------
CORPORATE BONDS AND NOTES -- 117.0%
              CABLE AND SATELLITE TELEVISION -- 8.4%
$  400,000    Charter Communications Holdings, Sr. Notes, 10.750%, 10/01/09 ................  $   312,000
   350,000    Charter Communications, Sr. Notes, 10.250%, 01/15/10 .........................      266,000
     2,000    CSC Holdings, Inc., Series H, Preferred Shares, 11.250%, 10/01/07 ............      206,000
   200,000    CSC Holdings, Inc., Sr. Notes, 7.250%, 07/15/08 ..............................      201,000
   500,000    Insight Midwest, Sr. Notes, 10.500%, 11/01/10 ................................      551,250
    75,000    Lodgenet Entertainment Inc., Sr. Sub. Notes, 9.500%, 06/15/13 ................       77,250
   400,000    Mediacom LLC, Sr. Notes, 9.500%, 01/15/13 ....................................      425,000
   150,000    Panamsat Corp., Sr. Notes, 8.500%, 02/01/12 ..................................      163,125
                                                                                              -----------
                                                                                                2,201,625
                                                                                              -----------
              WIRELINE -- 8.0%
   750,000    Level 3 Communications, Sr. Notes, 11.250%, 03/15/10 .........................      712,500
   300,000    Qwest Capital Funding, Sr. Notes, 7.900%, 08/15/10 ...........................      252,000
 1,000,000    Qwest Capital Funding, Sr. Notes, 7.000%, 08/03/09 ...........................      827,500
   100,000    Time Warner Telecommunications LLC, Sr. Notes, 9.750%, 07/15/08 ..............       97,000
   200,000    Time Warner Telecommunications, Inc., Sr. Notes, 10.125%, 02/01/11 ...........      194,000
                                                                                              -----------
                                                                                                2,083,000
                                                                                              -----------
              CHEMICALS AND PLASTICS -- 7.7%
   200,000    Equistar Chemical Funding, Sr. Notes, 10.125%, 09/01/08 ......................      207,000
   150,000    Equistar Chemical Funding, Sr. Notes, 8.750%, 02/15/09 .......................      146,250
   100,000    HMP Equity Holdings Corp., Sr. Notes (Unit), 0.000%, 05/15/08****++ ..........       51,000
   500,000    Huntsman ICI Chemicals Ltd., Sr. Sub. Notes, 10.125%, 07/01/09 ...............      482,500
   400,000    Lyondell Chemical Co., Sr. Sub. Notes, 10.875%, 05/01/09 .....................      374,000
   275,000    OM Group, Inc., Sr. Sub. Notes, 9.250%, 12/15/11 .............................      269,500
   100,000    Polyone Corp., Sr. Notes, 10.625%, 05/15/10** ................................       98,000
   400,000    Sovereign Specialty Chemicals, Sr. Sub. Notes, 11.875%, 03/15/10 .............      384,000
                                                                                              -----------
                                                                                                2,012,250
                                                                                              -----------
              UTILITIES -- 7.0%
   200,000    AES Corporation, Sr. Notes, 9.000%, 05/15/15** ...............................      210,000
   104,000    AES Corporation, Sr. Notes, 8.750%, 06/15/08 .................................      103,480
   400,000    Allegheny Energy Supply, Sr. Notes, 8.750%, 04/15/12** .......................      344,000
   300,000    Aquila, Inc., Sr. Notes, 14.875%, 07/01/12** .................................      321,000
   300,000    Calpine Corp., Sr. Notes, 8.625%, 08/15/10 ...................................      226,500
   250,000    CMS Energy Corp., Sr. Notes, 9.875%, 10/15/07 ................................      267,812
   150,000    Cogentrix Energy, Inc., Sr. Notes, Series B, 8.750%, 10/15/08 ................      129,750
    50,000    Nevada Power Co., Series E, Sr. Notes, 10.875%, 10/15/09 .....................       56,250
   150,000    Sierra Pacific Resources, Sr. Notes, 8.750%, 05/15/05 ........................      156,375
                                                                                              -----------
                                                                                                1,815,167
                                                                                              -----------

                       See Notes to Financial Statements.

                                        3

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                                      VALUE
   AMOUNT                                                                                       (NOTE 1)
 ----------                                                                                   -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              OIL AND GAS -- 6.9%
$  525,000    Frontier Oil Corp., Sr. Notes, 11.750%, 11/15/09 .............................  $   580,125
   250,000    Sesi LLC, Sr. Notes, 8.875%, 05/15/11 ........................................      270,000
   600,000    Swift Energy Co., Sr. Sub. Notes, 10.250%, 08/01/09 ..........................      646,500
   100,000    Tesoro Petroleum Corp., Sr. Sub. Notes, 9.625%, 04/01/12 .....................       92,000
   100,000    Tesoro Petroleum Corp., Sr. Sub. Notes, Series B, 9.625%, 11/01/08 ...........       93,000
   150,000    Trico Marine Services, Inc., Sr. Notes, 8.875%, 05/15/12 .....................      129,750
                                                                                              -----------
                                                                                                1,811,375
                                                                                              -----------
              ELECTRONICS/ELECTRIC -- 6.9%
   200,000    Amkor Technologies Inc., Sr. Sub. Notes, 10.500%, 05/01/09 ...................      203,000
   200,000    Avaya, Inc., Sr. Notes, 11.125%, 04/01/09 ....................................      220,000
   400,000    Chippac International Ltd., Sr. Sub. Notes, Series B, 12.750%, 08/01/09 ......      452,000
   150,000    Sanmina Corp., Sr. Notes, 10.375%, 01/15/10** ................................      168,000
   375,000    SCG Holding & Semiconductor Co., Sr. Sub. Notes, 12.000%, 08/01/09 ...........      324,375
   150,000    Solectron Corp., Sr. Notes, 9.625%, 02/15/09 .................................      159,750
   300,000    Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125%, 06/01/08 .........      281,250
                                                                                              -----------
                                                                                                1,808,375
                                                                                              -----------
              LODGING AND CASINOS -- 6.9%
   250,000    Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750%, 02/15/09 ...................      284,688
   200,000    Extended Stay America, Sr. Sub. Notes, 9.875%, 06/15/11 ......................      216,000
   300,000    Felcor Lodging LP, Sr. Notes, 9.500%, 09/15/08 ...............................      311,250
   300,000    Host Marriott LP, Sr. Notes, Series G, 9.250%, 10/01/07 ......................      324,000
   200,000    Jacobs Entertainment, Sr. Notes, 11.875%, 02/01/09 ...........................      213,750
   150,000    Resort International Casino, Sr. Notes, 11.500%, 03/15/09 ....................      143,250
   100,000    Riviera Holdings Corp., Sr. Notes, 11.000%, 06/15/10 .........................       96,000
   200,000    Wheeling Island Gaming, Sr. Notes, 10.125%, 12/15/09 .........................      202,250
                                                                                              -----------
                                                                                                1,791,188
                                                                                              -----------
              PIPE LINES EX NATURAL GAS -- 6.7%
   500,000    El Paso Corp., Sr. Notes, 7.875%, 06/15/12** .................................      465,625
   150,000    El Paso Energy LP, Sr. Sub. Notes, Series B, 8.500%, 06/01/11 ................      161,250
   200,000    Gemstone Investors LTD, Sr. Notes, 7.710%, 10/31/04** ........................      200,000
   150,000    Sonat, Inc., Sr. Notes, 7.625%, 07/15/11 .....................................      137,250
   300,000    Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 06/01/10** .....................      317,625
   300,000    William Co., Inc., Sr. Notes, 8.125%, 03/15/12 ...............................      309,000
   150,000    William Co., Inc., Sr. Notes, 6.500%, 12/01/08 ...............................      147,000
                                                                                              -----------
                                                                                                1,737,750
                                                                                              -----------
                       See Notes to Financial Statements.


                                        4


CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                                      VALUE
   AMOUNT                                                                                       (NOTE 1)
 ----------                                                                                   -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              BUILDING AND DEVELOPMENT -- 5.7%
$  200,000    Associated Materials, Inc., Sr. Sub. Notes, 9.750%, 04/15/12 .................  $   219,250
   300,000    Atrium Companies, Inc., Sr. Sub. Notes, Series B, 10.500%, 05/01/09 ..........      322,500
   400,000    Nortek, Inc., Sr. Sub. Notes, Series B, 9.875%, 06/15/11 .....................      423,000
   300,000    WCI Communities, Inc., Sr. Sub. Notes, 9.125%, 05/01/12 ......................      321,000
   200,000    William Lyon Homes, Sr. Notes, 10.750%, 04/01/13 .............................      213,500
                                                                                              -----------
                                                                                                1,499,250
                                                                                              -----------
              CONTAINERS/GLASS PRODUCTS -- 5.7%
   200,000    Anchor Glass Container, Sr. Notes, 11.000%, 02/15/13** .......................      219,500
   200,000    Berry Plastic, Sr. Sub. Notes, 10.750%, 07/15/12 .............................      221,000
   150,000    Graham Packaging, Sr. Sub. Notes, 8.750%, 01/15/08** .........................      150,000
   200,000    Plastipak Holdings, Inc., Sr. Notes, 10.750%, 09/01/11 .......................      215,000
   500,000    Riverwood International Corp., Sr. Notes, 10.625%, 08/01/07 ..................      521,250
   150,000    Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750%, 06/15/10 ................      147,000
                                                                                              -----------
                                                                                                1,473,750
                                                                                              -----------
              WIRELESS COMMUNICATIONS -- 5.6%
   250,000    Crown Castle International Corp., Sr. Notes, 9.375%, 08/01/11 ................      261,250
   475,000    Nextel Communications, Sr. Notes, 9.375%, 11/15/09 ...........................      512,406
   250,000    Nextel Partners, Inc., Sr. Notes, 12.500%, 11/15/09 ..........................      282,500
    50,000    Nextel Partners, Inc., Sr. Notes, 8.125%, 07/01/11** .........................       50,125
   100,000    Spectrasite, Inc., Sr. Notes, 8.250%, 05/15/10** .............................      104,500
   150,000    Triton PCS, Inc., Sr. Sub. Notes, 9.375%, 02/01/11 ...........................      154,125
   100,000    Triton PCS, Inc., Sr. Sub. Notes, 8.750%, 11/15/11 ...........................      100,250
                                                                                              -----------
                                                                                                1,465,156
                                                                                              -----------
              FOOD SERVICE -- 4.3%
   350,000    Buffets, Inc., Sr. Sub. Notes, 11.250%, 07/15/10 .............................      348,250
   200,000    Di Giorgio Corp., Sr. Notes, Series B, 10.000%, 06/15/07 .....................      199,250
   300,000    Friendly Ice Cream, Sr. Notes, 10.500%, 12/01/07 .............................      308,250
   300,000    Sbarro, Inc., Sr. Notes, 11.000%, 09/15/09 ...................................      258,000
                                                                                              -----------
                                                                                                1,113,750
                                                                                              -----------
              AUTO PARTS & ACCESSORIES -- 4.1%
   250,000    Collins and Aikman Products, Sr. Notes, 10.750%, 12/31/11 ....................      221,250
   100,000    Dana Corp., Sr. Notes, 10.125%, 03/15/10 .....................................      110,750
   200,000    Delco Remy International, Inc., Sr. Sub. Notes, 11.000%, 05/01/09 ............      137,000
   300,000    Dura Operating Corp., Sr. Sub. Notes, Series D, 9.000%, 05/01/09 .............      277,500
   100,000    Navistar International, Sr. Sub. Notes, Series B, 8.000%, 02/01/08 ...........      100,500
   150,000    TRW Automotive, Inc., Sr. Sub. Notes, 11.000%, 02/15/13** ....................      164,250
   200,000    Venture Holdings Trust, Sr. Notes, 11.000%, 06/01/07+ ........................       56,500
                                                                                              -----------
                                                                                                1,067,750
                                                                                              -----------

                       See Notes to Financial Statements.

                                        5

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                                      VALUE
   AMOUNT                                                                                       (NOTE 1)
 ----------                                                                                   -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              INDUSTRIAL MACHINERY/COMPONENTS -- 3.5%
$  200,000    Case Credit Corp., Sr. Notes, 6.750%, 10/21/07 ...............................  $   194,000
   150,000    Dresser, Inc., Sr. Sub. Notes, 9.375%, 04/15/11 ..............................      155,250
   150,000    JLG Industries, Inc., Sr. Sub. Notes, 8.375%, 06/15/12 .......................      137,250
   150,000    Terex Corp., Sr. Sub. Notes, Series B, 10.375%, 04/01/11 .....................      166,500
   250,000    Trimas Corp. Sr. Sub. Notes, 9.875%, 06/15/12 ................................      257,500
                                                                                              -----------
                                                                                                  910,500
                                                                                              -----------
              RAILROAD INDUSTRIES -- 3.0%
   700,000    Railamerica Transport, Sr. Sub. Notes, 12.875%, 08/15/10 .....................      781,375
                                                                                              -----------
              PUBLISHING -- 2.8%
   200,000    American Media Operation, Sr. Sub. Notes, Series B, 10.250%, 05/01/09 ........      217,000
   150,000    Hollinger, Inc., Sr. Notes, 11.875%, 03/01/11** ..............................      167,250
   200,000    Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 02/01/13** .....................      218,000
   100,000    RH Donnelly Financial Corp., Sr. Sub. Notes, 10.875%, 12/15/12** .............      117,000
                                                                                              -----------
                                                                                                  719,250
                                                                                              -----------
              OFFICE/BUSINESS EQUIPMENT -- 2.6%
   100,000    Danka Business Systems, Sr. Notes, 11.000%, 06/15/10** .......................       99,000
   150,000    Mail-Well I Corp., Sr. Sub. Notes, 8.750%, 12/15/08 ..........................      142,500
   100,000    Mail-Well I, Corp., Sr. Notes, 9.625%, 03/15/12 ..............................      105,750
   300,000    Xerox Corp., Sr. Notes, 9.750%, 01/15/09 .....................................      339,000
                                                                                              -----------
                                                                                                  686,250
                                                                                              -----------
              FOOD/DRUG RETAILERS -- 2.3%
   200,000    Great Atlantic & Pacific Tea Co., Sr. Notes, 9.125%, 12/15/11 ................      188,000
   400,000    Stater Brothers Holdings, Sr. Notes, 10.750%, 08/15/06 .......................      423,000
                                                                                              -----------
                                                                                                  611,000
                                                                                              -----------
              ECOLOGICAL SERVICES AND EQUIPMENT -- 2.0%
   500,000    Allied Waste North America, Inc., Sr. Sub. Notes, 10.000%, 08/01/09 ..........      533,750
                                                                                              -----------
              HEALTH CARE -- 1.9%
   150,000    Alaris Medical, Inc., Sr. Notes, Series B, 11.625%, 12/01/06 .................      183,000
   300,000    Insight Health Services, Sr. Sub. Notes, 9.875%, 11/01/11 ....................      316,500
                                                                                              -----------
                                                                                                  499,500
                                                                                              -----------
              COSMETICS/PERSONAL CARE -- 1.6%
   400,000    Elizabeth Arden, Inc., Sr. Notes, Series B, 10.375%, 05/15/07 ................      413,000
                                                                                              -----------
              PAPER FOREST PRODUCTS -- 1.5%
   400,000    Fibermark, Inc., Sr. Notes, 10.750%, 04/15/11 ................................      402,000
                                                                                              -----------
              LEISURE GOODS, ACTIVITIES, MOVIE -- 1.5%
   400,000    Six Flags, Inc., Sr. Notes, 9.750%, 06/15/07 .................................      398,000
                                                                                              -----------

                       See Notes to Financial Statements.

                                        6

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                                      VALUE
   AMOUNT                                                                                       (NOTE 1)
 ----------                                                                                   -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
              AIRLINES -- 1.3%
$  150,000    Continental Airlines, Inc., Sr. Notes, 8.000%, 12/15/05 ......................  $   135,000
   150,000    Delta Airlines, Sr. Notes, 7.700%, 12/15/05 ..................................      132,000
   100,000    Northwest Airlines, Inc., Sr. Notes, 9.875%, 03/15/07 ........................       79,500
                                                                                              -----------
                                                                                                  346,500
                                                                                              -----------
              AEROSPACE -- 1.3%
   300,000    K & F Industries, Sr. Sub Notes, Series B, 9.625%, 12/15/10 ..................      334,500
                                                                                              -----------
              PROPERTY - CASUALTY INSURANCE -- 1.2%
   300,000    Crum & Forster Holding Corp., Sr. Notes, 10.375%, 06/15/13** .................      305,250
                                                                                              -----------
              RETAIL -- 1.0%
   250,000    Mothers Work, Inc., Sr. Notes, 11.250%, 08/01/10 .............................      271,250
                                                                                              -----------
              FOOD-MEAT PRODUCTS -- 0.9%
   200,000    American Seafood, Sr. Sub. Notes, 10.125%, 04/15/10 ..........................      228,000
                                                                                              -----------
              APPAREL MANUFACTURERS -- 0.9%
   200,000    William Carter, Sr. Sub. Notes, Series B, 10.875%, 08/15/11 ..................      227,000
                                                                                              -----------
              FINANCIAL INTERMEDIARIES -- 0.8%
   200,000    Western Financial Bank, Sr. Sub. Notes, 9.625%, 05/15/12 .....................      217,000
                                                                                              -----------
              PERSONAL SERVICES -- 0.8%
   100,000    Service Corp. International, Sr. Notes, Series *, 7.700%, 04/15/09 ...........      102,500
   100,000    Service Corp. International, Sr. Notes, 7.700%, 04/15/09 .....................      102,500
                                                                                              -----------
                                                                                                  205,000
                                                                                              -----------
              HOME FURNISHINGS -- 0.6%
   150,000    Sealy Mattress Co., Sr. Sub. Notes, Series B, 9.875%, 12/15/07 ...............      150,000
                                                                                              -----------
              EQUIPMENT LEASING -- 0.6%
   150,000    United Rentals, Inc., Sr. Sub. Notes, Series B, 9.250%, 01/15/09 .............      148,500
                                                                                              -----------
              MARINE TRANSPORTATION -- 0.4%
   100,000    General Maritime Corp., Sr. Notes, 10.000%, 03/15/13** .......................      110,000
                                                                                              -----------
              STEEL -- 0.3%
   100,000    Ak Steel Corp. Sr. Notes, 7.875%, 02/15/09 ...................................       85,500
                                                                                              -----------
              APPAREL & OTHER FINISHED PRODUCTS -- 0.3%
   100,000    Levi Strauss & Co., Sr. Notes, 7.000%, 11/01/06 ..............................       81,250
                                                                                              -----------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $29,180,396) .........................................................   30,544,761
                                                                                              -----------

                       See Notes to Financial Statements.

                                        7

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  PRINCIPAL                                                                                      VALUE
   AMOUNT                                                                                       (NOTE 1)
 ----------                                                                                   -----------
FOREIGN BONDS -- 10.3%
              FOREST PRODUCTS & PAPER -- 2.7%
$  300,000    Kappa Beheer BV, Sr. Sub. Notes, 10.625%, 07/15/09 ...........................  $   322,875
   350,000    Millar Western Forest, Sr. Notes, 9.875%, 05/15/08 ...........................      365,750
                                                                                              -----------
                                                                                                  688,625
                                                                                              -----------
              CHEMICALS AND PLASTICS -- 2.0%
   150,000    Acetex Corp., Sr. Notes, 10.875%, 08/01/09 ...................................      167,437
   400,000    Avecia Group PLC, Sr. Notes, 11.000%, 07/01/09 ...............................      364,000
                                                                                              -----------
                                                                                                  531,437
                                                                                              -----------
              UTILITIES -- 1.8%
   600,000    Calpine Corp., Sr. Notes, 8.500%, 05/01/08 ...................................      471,000
                                                                                              -----------
              PUBLISHING -- 1.1%
   250,000    Yell Finance BV, Sr. Notes, 10.750%, 08/01/11 ................................      289,375
                                                                                              -----------
              CONTAINERS/GLASS PRODUCTS -- 1.1%
    50,000    Crown Euro Holdings SA, 10.875%, 03/01/13** ..................................       54,750
   200,000    Crown Euro Holdings SA, 9.500%, 03/01/11** ...................................      217,000
                                                                                              -----------
                                                                                                  271,750
                                                                                              -----------
              CABLE AND SATELLITE TELEVISION -- 1.0%
    75,000    Shaw Communications, Inc., Sr. Notes, 8.250%, 04/11/10 .......................       83,813
   500,000    Telewest Communications PLC, Sr. Notes, 11.250%, 11/01/08+ ...................      183,750
                                                                                              -----------
                                                                                                  267,563
                                                                                              -----------
              WIRELESS COMMUNICATIONS -- 0.6%
   150,000    Rogers Cantel, Inc., Sr. Notes, 9.375%, 06/01/08 .............................      157,125
                                                                                              -----------
              TOTAL FOREIGN BONDS
                (Cost $2,846,974) ..........................................................    2,676,875
                                                                                              -----------
FOREIGN GOVERNMENT SECURITIES -- 2.3%
              FOREIGN SOVEREIGN -- 2.3%
    60,000    Federal Republic of Brazil, 14.500%, 10/15/09 ................................       69,600
   110,827    Federal Republic of Brazil, Series C, 8.000%, 04/15/14 .......................       97,359
   120,000    Republic of Colombia, 9.750%, 04/23/09 .......................................      138,900
    70,000    Republic of Ecuador, 12.000%, 11/15/12 .......................................       55,931
   130,000    Russian Federation, 5.000%, 03/31/30 .........................................      126,425
   120,000    Ukraine Government, 7.650%, 06/11/13 .........................................      119,630
                                                                                              -----------
                                                                                                  607,845
                                                                                              -----------
              TOTAL FOREIGN GOVERNMENT SECURITIES
                (Cost $525,362) ............................................................      607,845
                                                                                              -----------

                       See Notes to Financial Statements.

                                        8


CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  NUMBER OF                                                                                      VALUE
   SHARES                                                                                       (NOTE 1)
  ---------                                                                                   -----------
WARRANTS -- 0.0%
              WARRANTS -- 0.0%
        100   HMP Equity Holdings Corp., 0.000%++ ..........................................  $        --
                                                                                              -----------
              TOTAL WARRANTS
                (Cost $0) ..................................................................            0
                                                                                              -----------
SHORT TERM OBLIGATIONS -- 0.2%
$    45,000   United States Treasury Bill, 0.920%***, 07/03/03 .............................       44,998
                                                                                              -----------
              TOTAL SHORT TERM OBLIGATIONS
                (Cost $44,998) .............................................................       44,998
                                                                                              -----------
TOTAL INVESTMENTS (Cost $32,597,730*) ............................................   129.8%    33,874,479
LIABILITIES LESS OTHER ASSETS (NET) ..............................................   (29.8)%   (7,777,594)
                                                                                     ------   -----------
NET ASSETS .......................................................................   100.0%   $26,096,885
                                                                                     ======   ===========

   * Aggregate cost for Federal income tax purposes.
  ** Security  purchased in a transaction  exempt from  registration  under Rule
     144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 *** Rate represents annualized yield at date of purchase.
**** Non-income producing security.
   + Securities in default.
  ++ Bond and warrant represent 1 unit. Value of warrant is included with bond.

     At June 30, 2003, the Fund's credit quality allocation was as follows:

            STANDARD & POOR'S CREDIT RATING (UNAUDITED)

            BB ................................    9.73%
            B .................................   68.38%
            CCC ...............................   17.09%
            CC ................................    2.13%
            C .................................    0.55%
            N.R. ..............................    2.12%

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


ASSETS:
     Investments, at value (Cost $32,597,730) .....................................                    $ 33,874,479
     Cash .........................................................................                          64,784
     Interest receivable ..........................................................                         847,212
     Receivable for investments sold ..............................................                         723,973
     Prepaid expenses .............................................................                             635
                                                                                                       ------------
        Total Assets ..............................................................                      35,511,083
LIABILITIES:
     Notes payable (including accrued interest of $41,735) ........................   $8,751,735
     Payable for securities purchased .............................................      638,351
     Investment advisory fee payable ..............................................       11,149
     Administration fee payable ...................................................        3,379
     Custodian fees payable .......................................................          500
     Accrued expenses and other payables ..........................................        9,084
                                                                                      ----------
        Total Liabilities .........................................................                       9,414,198
                                                                                                       ------------
NET ASSETS ........................................................................                    $ 26,096,885
                                                                                                       ============
NET ASSETS consist of:
     Shares of beneficial interest, $0.01 per share par value,
        issued and outstanding 6,059,685 ..........................................                          60,597
     Paid-in capital in excess of par value .......................................                      45,924,794
     Accumulated undistributed net investment income ..............................                         114,463
     Accumulated net realized loss on investments sold ............................                     (21,279,718)
     Unrealized appreciation of investments .......................................                       1,276,749
                                                                                                       ------------
        Total Net Assets ..........................................................                    $ 26,096,885
                                                                                                       ============
NET ASSET VALUE PER SHARE
   ($26,096,885 / 6,059,685 shares of beneficial interest outstanding) ............                    $       4.31
                                                                                                       ============
MARKET VALUE PER SHARE ............................................................                    $       4.61
                                                                                                       ============


                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
     Interest ......................................................................                     $1,696,486
                                                                                                         ----------
EXPENSES:
     Interest expense ................................................................   $80,009
     Investment advisory fee .........................................................    59,511
     Legal and audit fees ............................................................    34,424
     Miscellaneous ...................................................................    31,481
     Trustees' fees and expenses .....................................................    25,385
     Administration fee ..............................................................    19,930
     Shareholder servicing agent fees ................................................    14,048
     Custodian fees ..................................................................     4,563
                                                                                         -------
        Total Expenses .............................................................                        269,351
                                                                                                         ----------
NET INVESTMENT INCOME ..............................................................                      1,427,135
                                                                                                         ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized loss on investments sold during the period .......................                       (663,012)
     Net change in unrealized appreciation/depreciation
        of investments during the period ...........................................                      4,360,960
                                                                                                         ----------
                                                                                                          3,697,948
                                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...............................................................                     $5,125,083
                                                                                                         ==========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

NET INCREASE IN CASH:
Cash flows from operating activities:
     Interest received .........................................................      $ 1,601,428
     Operating expenses paid ...................................................         (213,697)
                                                                                      -----------
Net cash provided by operating activities ......................................                      $ 1,387,731
Cash flows from investing activities:
     Increase in short-term securities, net ....................................          111,808
     Purchases of long-term securities .........................................       (9,392,009)
     Proceeds from sales of long-term securities ...............................        7,854,673
                                                                                      -----------
Net cash provided by investing activities ......................................                       (1,425,528)
                                                                                                      -----------
Net cash provided by operating and investing activities ........................                          (37,797)
Cash flows from financing activities:
     Interest payments on notes payable ........................................          (79,417)
     Principal withdrawal on loan ..............................................        1,310,000
     Distributions paid ........................................................       (1,139,452)
                                                                                      -----------
Net cash used in financing activities ..........................................                           91,131
                                                                                                      -----------
Net increase in cash ..........................................................                            53,334
Cash -- beginning of period ...................................................                            11,450
                                                                                                      -----------
Cash -- end of period .........................................................                       $    64,784
                                                                                                      ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS TO NET CASH PROVIDED BY
     OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations ..........................                       $ 5,125,083
     Interest expense .........................................................            80,009
     Increase in investments ..................................................        (5,133,084)
     Increase in interest receivable ..........................................              (432)
     Increase in prepaid expenses .............................................              (635)
     Increase in investment advisory fee payable ..............................             1,709
     Decrease in administration fees payable ..................................               (16)
     Decrease in accrued expenses and other payables ..........................           (24,809)
     Increase in payable for securities purchased .............................           638,351
     Increase in receivable for securities sold ...............................          (723,973)
                                                                                      -----------
          Total adjustments ...................................................                        (5,162,880)
                                                                                                      -----------
Net cash provided by operating and investing activities .......................                       $   (37,797)
                                                                                                      ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                       ENDED
                                                                    JUNE 30, 2003        YEAR ENDED
                                                                     (UNAUDITED)     DECEMBER 31, 2002
                                                                    ------------     -----------------
Increase/(decrease) in net assets from operations:
Net investment income .........................................      $ 1,427,135        $ 2,846,501
Net realized loss on investments sold during the period .......         (663,012)        (1,971,724)
Net change in unrealized appreciation/depreciation of
     investments during the period ............................        4,360,960         (1,479,336)
                                                                     -----------        -----------
Net increase/(decrease) in net assets resulting from operations        5,125,083           (604,559)
                                                                     -----------        -----------
Distributions to shareholders from:
     Net investment income ....................................       (1,312,672)        (2,846,501)
     Return of capital ........................................               --            (11,936)
                                                                     -----------        -----------
        Total distributions ...................................       (1,312,672)        (2,858,437)
                                                                     -----------        -----------
Capital share transactions:
     Shares issued as reinvestment of dividends ...............          173,219            281,261
                                                                     -----------        -----------
Net increase in net assets from Fund share transactions .......          173,219            281,261
                                                                     -----------        -----------
Net increase/(decrease) in net assets .........................        3,985,630         (3,181,735)
NET ASSETS:
Beginning of period ...........................................       22,111,255         25,292,990
                                                                     -----------        -----------
End of period .................................................      $26,096,885        $22,111,255
                                                                     ===========        ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             SIX MONTHS
                                ENDED       YEAR         YEAR          YEAR         YEAR         YEAR         YEAR         YEAR
                               6/30/03      ENDED        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                             (UNAUDITED)   12/31/02     12/31/01     12/31/00     12/31/99     12/31/98*    12/31/97     12/31/96
                             -----------   --------     --------     --------     --------     ---------    --------     --------
Operating performance:
Net asset value, beginning
  of period .............      $  3.68      $  4.25      $  4.71      $  6.53      $  6.91      $  7.96      $  7.69      $  7.32
                               -------      -------      -------      -------      -------      -------      -------      -------
Net investment income ...         0.24         0.48         0.51         0.69         0.72         0.71         0.78         0.78
Net realized and
  unrealized gain/(loss)
  on investments ........         0.61        (0.57)       (0.46)       (1.82)       (0.39)       (1.07)        0.30         0.36
                               -------      -------      -------      -------      -------      -------      -------      -------
Net increase/(decrease)
  in net assets resulting
  from investment
  operations ............         0.85        (0.09)        0.05        (1.13)        0.33        (0.36)        1.08         1.14
Change in net asset value
  from Fund share
  transactions ..........           --           --           --           --           --           --           --           --
Distributions:
Dividends from net
  investment income .....        (0.22)       (0.48)       (0.51)       (0.63)       (0.71)       (0.69)       (0.78)       (0.77)
Return of capital .......           --           --#          --#       (0.06)          --           --        (0.03)          --
                               -------      -------      -------      -------      -------      -------      -------      -------
Total from distributions         (0.22)       (0.48)       (0.51)       (0.69)       (0.71)       (0.69)       (0.81)       (0.77)
                               -------      -------      -------      -------      -------      -------      -------      -------
Net asset value, end of
  period ................      $  4.31      $  3.68      $  4.25      $  4.71      $  6.53      $  6.91      $  7.96      $  7.69
                               =======      =======      =======      =======      =======      =======      =======      =======
Market value, end of
  period ................      $  4.61      $  3.64      $  4.29      $  4.87      $  5.25      $  7.19      $  8.31      $  8.12
                               =======      =======      =======      =======      =======      =======      =======      =======
Total investment return
  (net asset value) .....        23.63%       (2.06)%       0.72%      (18.76)%       4.93%       (4.95)%      14.50%       16.46%
                               =======      =======      =======      =======      =======      =======      =======      =======
Total investment return
  (market value) ........        33.36%       (4.12)%      (1.78)%       4.58%      (18.89)%      (5.45)%      13.31%       14.38%
                               =======      =======      =======      =======      =======      =======      =======      =======
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's) ............      $26,097      $22,111      $25,293      $27,707      $38,389      $40,567      $45,848      $43,495
Ratio of net investment
  income to average
  net assets ............        11.99%       12.22%       11.11%       11.10%       10.76%        9.37%       10.08%       10.46%
Ratio of operating expenses
  to average net assets (2)       1.59         1.55%        1.44%        1.22%        1.02%        1.02%        1.06%        1.10%
Portfolio turnover rate (1)       27.7%        40.2%        75.2%       118.8%        98.0%        62.4%       154.5%       172.2%


                                  YEAR         YEAR         YEAR
                                  ENDED        ENDED        ENDED
                                12/31/95    12/31/94     12/31/93
                                --------     --------     --------
Operating performance:
Net asset value, beginning
  of period .............        $  7.11      $  8.02      $  7.58
                                 -------      -------      -------
Net investment income ...           0.77         0.82         0.87
Net realized and
  unrealized gain/(loss)
  on investments ........           0.23        (0.89)        0.71
                                 -------      -------      -------
Net increase/(decrease)
  in net assets resulting
  from investment
  operations ............           1.00        (0.07)        1.58
Change in net asset value
  from Fund share
  transactions ..........             --           --        (0.31)
Distributions:
Dividends from net
  investment income .....          (0.79)       (0.84)       (0.83)
Return of capital .......             --           --           --
                                 -------      -------      -------
Total from distributions           (0.79)       (0.84)       (0.83)
                                 -------      -------      -------
Net asset value, end of
  period ................        $  7.32      $  7.11      $  8.02
                                 =======      =======      =======
Market value, end of
  period ................        $  7.87      $  7.12      $  7.87
                                 =======      =======      =======
Total investment return
  (net asset value) .....          14.31%       (0.86)%      17.22%(3)
                                 =======      =======      =======
Total investment return
  (market value) ........          22.72%        0.99%       16.55%(3)
                                 =======      =======      =======
Ratios to average net
  assets/supplemental data:
Net assets, end of period
  (in 000's) ............        $40,636      $38,678      $42,901
Ratio of net investment
  income to average
  net assets ............          10.32%       10.82%       11.17%
Ratio of operating expenses
  to average net assets (2)         1.14%        0.95%        1.09%
Portfolio turnover rate (1)         79.9%        50.6%       114.3%

----------
(1) This rate is, in general, the percentage computed by taking the lesser of the cost of purchases or proceeds from the sales of portfolio securities for a period and dividing it by the monthly average value of such securities during the year, excluding short term securities.
(2) The annualized operating expense ratio excludes interest expense. The annualized ratios including interest expense were 2.26%, 2.37%, 3.17%, 3.89%, 3.13%, 2.98%, 3.06%, 3.19%, 3.52%, 2.80% and 2.63% for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000, 1999, 1998, 1997, 1996, 1995, 1994 and 1993, respectively.
(3) The total market value return for the year ended December 31, 1993, adjusted for the dilutive effect of the rights offering completed in August of 1993, is 21.07%. The total net asset value return for the year ended December 31, 1993, adjusted for the dilutive effect of the rights offering completed in August of 1993, is 21.89%.
  * On May 29, 1998 the Fund entered into a new investment advisory agreement with INVESCO (NY), Inc. (now known as INVESCO Institutional (N.A.), Inc.) due to the acquisition of Chancellor LGT Asset Management, Inc. by AMVESCAP PLC.
  # Amount rounds to less than $0.005 per share.

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

      CIM High Yield Securities (the "Fund") was organized under the laws of the Commonwealth of Massachusetts on September 11, 1987 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more of the independent pricing services approved by the Board of Trustees. Such securities are valued at the mean of the closing bid and closing ask prices on the exchange where primarily traded.

      Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at the last reported sale price (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the NASDAQ Official Closing Price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day).

      Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term obligations with maturities of less than 60 days are valued at amortized cost which approximates market value.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded on the accrual basis.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund distributes monthly to shareholders substantially all of its net investment income. Capital gains, if any, net of capital losses, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

      FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax should be payable by the Fund.

      CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion income recognized on investment securities.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


      USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.


2.  INVESTMENT  ADVISORY  FEE,   ADMINISTRATION  FEE  AND  OTHER  RELATED  PARTY
    TRANSACTIONS

      The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with INVESCO (NY), Inc. (the "Adviser"). The Advisory Agreement provides that the Fund will pay the Adviser a fee, computed and payable monthly, at the annual rate of 0.50% of the Fund's average weekly net assets.

      The Fund has also entered into an Administration and Support Agreement with PFPC Inc. ("PFPC"), to provide all administrative services to the Fund other than those related to the investment decisions. PFPC is paid a fee computed and payable monthly at an annual rate of 0.09% of the Fund's average weekly net assets, but no less than $40,000 per annum.

      The Fund pays each Trustee not affiliated with the Adviser $6,000 per year plus $1,000 per board meeting and committee meeting attended, and reimburses each such Trustee for travel and out-of-pocket expenses relating to their attendance at such meetings. The Fund pays the actual out-of-pocket expenses of the Trustees affiliated with the Adviser relating to their attendance at such meetings.

      Boston Safe Deposit & Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. PFPC serves as the Fund's shareholder servicing agent (transfer agent).


3.   PURCHASE AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of investment securities, excluding U.S. Government and short-term investments, during the period ended June 30, 2003, amounted to $9,830,554 and $8,580,521, respectively.

      As of June 30, 2003, net unrealized appreciation was $1,276,749, of which $2,229,196 related to unrealized appreciation of investments and $952,447 related to unrealized depreciation of investments. As of June 30, 2003, book cost basis did not differ from tax cost basis.


4.   FUND SHARES

      The Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2003
                                                           -----------------
                                                           SHARES    AMOUNT
                                                           ------    ------
Issued as reinvestment of dividends ..................     43,303   $173,219
                                                           ------   --------
Net increase .........................................     43,303   $173,219
                                                           ======   ========

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5.   NOTES PAYABLE

      The Fund currently has an $11 million ("commitment amount") line of credit provided by Fleet National Bank (the "Bank") under an Amended and Restated Credit Agreement (the "Agreement") dated as of September 18, 1992 and amended and restated as of May 23, 2001, as amended, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow up to the lesser of $11 million or 25% of its total assets. Interest is payable at either the federal funds rate plus 0.75% or its applicable LIBOR rate plus 0.75%, as selected by the Fund from time to time in its loan requests. The Fund is charged a commitment fee of one tenth of one percent per annum of the average daily unused commitment amount. At June 30, 2003, the Fund had borrowings of $8,710,000 outstanding under this Agreement. During the six months ended June 30, 2003, the Fund had an average outstanding daily balance of $7,941,602 with interest rates ranging from 1.87% to 2.13% and average debt per share of $1.32. For the six months ended June 30, 2003, interest expense totaled $80,009 under this Agreement.


6.   CAPITAL LOSS CARRYFORWARD

      Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

      At December 31, 2002, the Fund had available for Federal tax purposes unused capital loss carryforwards of $679,423, $253,172, $2,499,736, $133,391,
$4,838,652, $7,509,786, and $4,573,327 expiring in 2003, 2004, 2006, 2007, 2008,
2009, and 2010, respectively.


7.   POST-OCTOBER LOSS

      Post-October losses of $129,219 represent losses realized on investment transactions from November 1, 2002 through December 31, 2002 that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.


8.   RISK FACTORS

      The Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (below investment-grade bonds). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund will provide notice to shareholders at least 60 days prior to any change in its policy of investing primarily (at least 80% of its total assets under normal circumstances) in "high yield", high risk fixed income securities. The Fund's use of leverage also increases exposure to capital risk. The Fund may invest 2-3% of its assets in emerging markets. Emerging markets may be subject to a substantially greater degree of social, political, and economic instability than is the case in domestic markets.

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

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

                                                           CIM
--------------------------------------------------------------------------------

                                                           HIGH YIELD SECURITIES

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

      This report is sent to shareholders of CIM High Yield Securities for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.


For Additional Information about
CIMHigh Yield Securities
Call 1-800-331-1710.


CIM 3192 6/03


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      CIM High Yield Securities
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, Chief Executive Officer
                           (principal executive officer)

Date                       SEPTEMBER 2, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, Chief Executive Officer
                           (principal executive officer)

Date                       SEPTEMBER 2, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Cindy Hayes
                         -------------------------------------------------------
                           Cindy Hayes, Chief Financial Officer
                           (principal financial officer)

Date                       SEPTEMBER 2, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.